Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,587	$ 2,062	$ 6,218	$ 4,206
Pension costs	36	71	231	204
Share-based compensation expense	3,068	6,875	6,712	12,449
Other compensation	33	8	71	18
Key management compensation	$ 5,724	$ 9,016	$ 13,232	$ 16,877